Share-based compensation reserve - Additional Information (Details) - EUR (€)				12 Months Ended
	Jun. 30, 2021	Jun. 17, 2020	Jun. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award					€ 0	€ (800,000)
Share based payment charge				€ 5,100,000	9,000,000.0	14,900,000
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge				800,000
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Shares paid for tax withholding for share based compensation	7,734	8,656	12,100
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award				700,000
Share based payment charge				4,300,000
Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award				(600,000)	(700,000)	(800,000)
Share based payment charge				€ 5,100,000	€ 9,000,000.0	€ 14,900,000
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Share based payment charge	€ 0.2		€ 100,000